Derivative Financial Instruments and Hedge Accounting - Summary of Outstanding Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 2,250	£ 2,750
Assets	68	140
Liabilities	(59)	(140)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	771
Assets	1
Liabilities	(23)
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	795	1,638
Assets	22	65
Liabilities	(1)	(95)
Later than five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	684	1,112
Assets	45	75
Liabilities	(35)	(45)
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	404	799
Assets	13	23
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	362	429
Assets	3	3
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	577	1,522
Assets	51	114
Liabilities	(35)	£ (140)
FX forwards and collars [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	434
Liabilities	(24)
Other derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	473
Assets	£ 1